Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Condensed Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (19,982)	$ (23,157)	$ (29,321)	$ (32,511)	$ (29,410)
Other comprehensive income (loss)
Foreign currency translation adjustments	(46)	91	100	(395)	(262)
Net unrealized gain (loss) on marketable securities	10	(3)	1	(18)	6
Total comprehensive loss	$ (20,018)	$ (23,069)	$ (29,220)	$ (32,924)	$ (29,666)